Financial Risk Management - Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow hedges
Balance on January 1	$ 29,658	$ (471,107)
Balance at December 31	130,624	29,658	$ (471,107)
Hedge Reserve [Member]
Cash flow hedges
Balance on January 1	29,658	(471,107)	(172,094)
Changes in fair value	123,197	727,474	(413,672)
Amount reclassified to profit or loss	21,040	(12,095)	(13,490)
Changes in deferred tax asset	(43,271)	(214,614)	128,149
Balance at December 31	$ 130,624	$ 29,658	$ (471,107)